REVENUE - Summary of Disaggregation of Revenues by Category (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total Revenue	$ 152,034	$ 129,556
Tool Rental Services
Disaggregation of Revenue [Line Items]
Total Revenue	119,239	99,018
Product Sales
Disaggregation of Revenue [Line Items]
Total Revenue	$ 32,795	$ 30,538